Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	$ 40,821	$ 43,124	$ 41,557
Noninterest income	44,295	46,677	42,678
Total revenue, net of interest expense (FTE basis)	85,116	89,801	84,235
Provision for credit losses	2,275	3,556	8,169
Amortization of intangibles	936	1,086	1,264
Other noninterest expense	74,181	68,128	70,829
Income before income taxes (FTE basis)	7,724	17,031	3,973
Income tax expense (benefit) (FTE basis)	2,891	5,600	(215)
Net income	4,833	11,431	4,188
Year-end total assets	2,104,534	2,102,273
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net of interest expense (FTE basis)	85,688	87,073	79,726
Net income	4,775	10,669	4,849
Year-end total assets	1,846,486	1,834,751
Operating Segments | Consumer Banking
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	20,178	20,620	20,470
Noninterest income	10,630	11,313	12,800
Total revenue, net of interest expense (FTE basis)	30,808	31,933	33,270
Provision for credit losses	2,680	3,166	4,199
Amortization of intangibles	398	502	622
Other noninterest expense	17,458	18,409	18,818
Income before income taxes (FTE basis)	10,272	9,856	9,631
Income tax expense (benefit) (FTE basis)	3,831	3,613	3,456
Net income	6,441	6,243	6,175
Year-end total assets	589,048	567,741
Operating Segments | Global Wealth & Investment Management
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	1,516	1,541	1,567
Noninterest income	1,164	2,915	2,537
Total revenue, net of interest expense (FTE basis)	2,680	4,456	4,104
Provision for credit losses	127	(283)	1,371
Amortization of intangibles	0	0	0
Other noninterest expense	20,643	12,483	13,759
Income before income taxes (FTE basis)	(18,090)	(7,744)	(11,026)
Income tax expense (benefit) (FTE basis)	(4,976)	(2,839)	(3,857)
Net income	(13,114)	(4,905)	(7,169)
Year-end total assets	45,958	59,458
Operating Segments | Global Banking
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	5,836	6,064	5,827
Noninterest income	12,568	11,726	10,691
Total revenue, net of interest expense (FTE basis)	18,404	17,790	16,518
Provision for credit losses	14	56	266
Amortization of intangibles	367	387	410
Other noninterest expense	13,280	12,646	12,312
Income before income taxes (FTE basis)	4,743	4,701	3,530
Income tax expense (benefit) (FTE basis)	1,769	1,724	1,286
Net income	2,974	2,977	2,244
Year-end total assets	274,887	271,290
Operating Segments | Global Markets
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	9,828	9,704	8,888
Noninterest income	7,849	7,800	7,772
Total revenue, net of interest expense (FTE basis)	17,677	17,504	16,660
Provision for credit losses	322	1,142	(321)
Amortization of intangibles	45	64	83
Other noninterest expense	8,217	8,085	8,121
Income before income taxes (FTE basis)	9,093	8,213	8,777
Income tax expense (benefit) (FTE basis)	3,338	3,013	3,194
Net income	5,755	5,200	5,583
Year-end total assets	357,081	360,789
Operating Segments | Legacy Assets & Servicing
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	3,986	4,224	3,667
Noninterest income	12,133	11,166	5,507
Total revenue, net of interest expense (FTE basis)	16,119	15,390	9,174
Provision for credit losses	110	140	34
Amortization of intangibles	65	65	64
Other noninterest expense	11,706	11,930	11,221
Income before income taxes (FTE basis)	4,238	3,255	(2,145)
Income tax expense (benefit) (FTE basis)	1,519	2,101	(161)
Net income	2,719	1,154	(1,984)
Year-end total assets	579,512	575,473
All Other
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	(523)	971	1,138
Noninterest income	(49)	1,757	3,371
Total revenue, net of interest expense (FTE basis)	(572)	2,728	4,509
Provision for credit losses	(978)	(665)	2,620
Amortization of intangibles	61	68	85
Other noninterest expense	2,877	4,575	6,598
Income before income taxes (FTE basis)	(2,532)	(1,250)	(4,794)
Income tax expense (benefit) (FTE basis)	(2,590)	(2,012)	(4,133)
Net income	58	762	(661)
Year-end total assets	$ 258,048	$ 267,522